Investment in affiliates and available-for-sale securities (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2018	Dec. 31, 2017
INVESTMENTS IN AFFILIATES AND INVESTMENTS IN AVAILABLE-FOR-SALE SECURITIES [Abstract]
Financial information of affiliate companies, balance sheet

	September 30, 2018		December 31, 2017
	Navios Partners	Navios Acquisition	Navios Partners	Navios Acquisition
Balance Sheet
Cash and cash equivalents, including restricted cash	$58,322	$48,313	$29,933	$86,458
Current assets	89,350	90,536	60,306	119,733
Non-current assets	1,239,273	1,365,936	1,244,996	1,453,048
Current liabilities	54,075	136,826	54,247	74,618
Long- term debt including current portion, net	511,669	1,016,324	493,463	1,065,369
Non-current liabilities	491,262	941,694	483,345	1,035,688

	December 31, 2017				December 31, 2016
Balance Sheet	Navios Partners	Navios Europe I	Navios Europe II	Navios Containers	Navios Partners	Navios Europe I	Navios Europe II
Cash and cash equivalents, including restricted cash	$29,933	$19,185	$16,882	$14,501	$25,088	$10,785	$16,916
Current assets	60,306	22,417	28,403	21,371	56,349	15,980	19,487
Non-current assets	1,244,996	145,940	195,784	245,440	1,212,231	169,925	232,363
Current liabilities	54,247	21,284	25,805	49,559	98,950	18,490	24,126
Long- term debt including current portion, net	493,463	75,472	109,223	119,033	523,776	86,060	119,234
Non-current liabilities	483,345	125,283	164,276	76,534	489,421	155,387	184,530

Financial information of affiliate companies, income statement
	Nine Month Period Ended September 30, 2018		Nine Month Period Ended September 30, 2017
	Navios Partners	Navios Acquisition	Navios Partners	Navios Acquisition
Income Statement
Revenue	$173,819	$129,218	$152,383	$176,961
Net (loss)/ income	$(13,598)	$(69,942)	$7,965	$(66,907)

	Three Month Period Ended September 30, 2018		Three Month Period Ended September 30, 2017
	Navios Partners	Navios Acquisition	Navios Partners	Navios Acquisition
Income Statement
Revenue	$62,571	$41,589	$59,954	$54,021
Net income / (loss)	$10,457	$(23,408)	$9,173	$(8,105)

	December 31, 2017				December 31, 2016			December 31, 2015
Income Statement	Navios Partners	Navios Europe I	Navios Europe II	Navios Containers	Navios Partners	Navios Europe I	Navios Europe II	Navios Partners	Navios Europe I	Navios Europe II
Revenue	$211,652	$37,468	$38,633	$39,188	$190,524	$40,589	$30,893	$223,676	$41,437	$20,767
Net (loss)/ income before non-cash change in fair value of Junior Loan I and Junior Loan II	$(15,090)	$(20,778)	$22,749	$2,638	$(52,549)	$(2,174)	$(25,062)	$41,805	$(1,347)	$1,673
Net (loss)/income	$(15,090)	$9,762	$(9,086)	$2,638	$(52,549)	$16,137	$(34,059)	$41,805	$(1,118)	$77,252